Offerings - Offering: 1	Feb. 12, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Limited Partnership Units
Maximum Aggregate Offering Price	$ 13,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,066.85
Offering Note	Limited Partnership Units of Brookfield Renewable Partners L.P. issuable under the Brookfield Renewable Restricted Unit Plan. Maximum Aggregate Offering Price estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended.